Basis of preparation	12 Months Ended
Jun. 30, 2026
Basis of preparation
Basis of preparation

3.Basis of preparation

(a)Statement of compliance

The consolidated financial statements have been prepared in accordance with UK-adopted international accounting standards and IFRS as issued by the IASB. As regards the Company financial statements, as applied in accordance with the requirements of the Companies Act 2006. The financial statements are prepared on the historical cost basis or the fair value basis where the fair value of relevant assets or liabilities has been applied.

The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied to the period presented, unless otherwise stated.

(b)

(i) New and amended standards, and interpretations issued and effective for the first time for annual reporting periods commencing on 1 January 2026 and have been adopted in preparing these financial statements:

●	Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – effective 1 January 2026
●	Annual Improvements to IFRS Accounting Standards – Amendments to:

IFRS 1 First-time Adoption of International Financial Reporting Standards;

IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;

IFRS 9 Financial Instruments;

IFRS 10 Consolidated Financial Statements; and

IAS 7 Statement of Cash flows

(ii) New standards, amendments and interpretations in issue but not yet effective

At the date of approval of these financial statements, the following standards and interpretations which have not been applied in these financial statements were in issue for the period beginning 1 January 2027 but not yet effective:

●	IFRS 18 Presentation and Disclosure in Financial Statements - effective 1 January 2027;
●	IFRS 19 Subsidiaries without Public Accountability: Disclosures - effective 1 January 2027;
●	IAS 21 The Effects of Changes in Foreign Exchange Rates - effective 1 January 2027

The Directors do not expect that the adoption of these standards will have a material impact on the financial information of the Group or Company in future periods.

(c)Functional and presentation currency

The consolidated and Company financial statements are presented in United States Dollar (US$). The Company’s functional currency is Pounds Sterling (£). All financial information presented has been rounded to the nearest thousand dollars, except where otherwise indicated.

3.Basis of preparation (continued)

(d)Use of estimates and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the year in which the estimates are revised and in any future years affected.

The estimates and assumptions that have the most significant effect on the amounts recognised in the consolidated financial statements and/or have a significant risk of resulting in a material adjustment within the next financial year are as follows:

Carrying value of intangible assets – Note 9

In arriving at the carrying value of intangible assets, the Group determines the need for impairment in accordance with IFRS 6 based on the level of geological knowledge and confidence of the mineral resources. Such decisions are taken on the basis of the exploration and research work carried out in the period utilising expert reports.